Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Income Tax [Line Items]
Global minimum tax rate	15.00%
CANADA [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax assets capital losses		$ 17,333	$ 5,219
Deferred income tax assets non capital losses		24,405	17,682
Americas [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax assets net operating losses		$ 37,408	$ 25,509